Mortgage Servicing Assets - Key Assumptions Used to Value Mortgage Servicing Rights (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Transfers And Servicing [Abstract]
Weighted average remaining life	260 months	264 months
Weighted average discount rate	12.00%	12.00%
Weighted average coupon	4.01%	4.22%
Weighted average prepayment speed	187.00%	325.00%